Capital Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Capital Stock
Capital Stock

7. Capital Stock

As of September 30, 2019, the Company has 5,000,000 preferred shares authorized with a par value of $0.0001 and no preferred shares issued and outstanding. There were no preferred shares authorized as of December 31, 2018. As of September 30, 2019 and December 31, 2018, the Company has 500,000,000 common shares authorized and 23,468,750 and 17,000,000 common shares issued and outstanding, respectively, with a par value of $0.0001. Additional paid in capital is $179.6 million as of September 30, 2019 and $68.5 million as of December 31, 2018.

Common stock reserved for future issuance consists of the following as of September 30, 2019:

Stock options outstanding under 2019 Equity Incentive Plan	985,206
Restricted stock units outstanding under 2019 Equity Incentive Plan	6,066
Shares authorized for future issuance under 2019 Equity Incentive Plan	1,408,728
Shares authorized for future issuance under 2019 Employee Stock Purchase Plan	240,000
Total	2,640,000

11. Capital Stock

The Company has 500,000,000 common shares authorized and 17,000,000 common shares issued and outstanding with a par value of $0.0001. Additional paid in capital is $68.5 million. The Company currently does not have any additional securities outstanding which could convert to common stock.